Summary of material accounting policies - Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of voluntary change in accounting policy [abstract]
Variable lease payments	$ 0	$ 0	$ 0